Financial Instruments and Fair Value Measurements (Details 1)	Dec. 31, 2016 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap contracts [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap contracts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring
Interest rate swap contracts [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of liabilities disclosure recurring